GuidePath® Growth Allocation Fund
Schedule of Investments (Unaudited)
June 30, 2020

Number of Shares		Value
	INVESTMENT COMPANIES - 98.90%
	Exchange Traded Funds - 72.36%
12,769	Invesco QQQ Trust Series 1 (a)	$3,161,604
873,249	iShares Core MSCI Emerging Markets ETF	41,566,652
19,187	iShares Core MSCI Europe ETF	820,436
600,726	iShares Core S&P Small-Cap ETF (a)	41,023,579
172,619	iShares MSCI ACWI ETF (a)	12,725,473
408,879	iShares MSCI Canada ETF (a)	10,581,789
139,868	iShares MSCI Switzerland ETF	5,449,257
788,977	Schwab U.S. Large-Cap ETF	58,463,196
421,082	Schwab U.S. Large-Cap Growth ETF	42,756,666
259,276	SPDR S&P 600 Small Cap Growth ETF (a)	14,721,691
128,057	SPDR S&P China ETF	13,435,740
97,299	Vanguard FTSE All World ex-US Small-Cap ETF	9,401,029
2,123,993	Vanguard FTSE Developed Markets ETF	82,389,689
187,318	Vanguard Global ex-U.S. Real Estate ETF	8,740,258
166,179	Vanguard Real Estate ETF (a)	13,050,037
212,511	Vanguard Russell 1000 Growth ETF (a)	41,932,671
62,238	Vanguard Russell 2000 Growth ETF (a)	9,374,910
454,876	Vanguard S&P 500 ETF (a)	128,925,505
56,436	Vanguard Value ETF	5,620,461
		544,140,643
	Mutual Funds - 26.54%
1,228,647	AMCAP Fund - Class F3	41,429,977
493,477	American Funds - EuroPacific Growth Fund - Class F3	26,124,698
644,913	American Funds - Fundamental Investors - Class F3	36,934,186
307,648	American Funds - SMALLCAP World Fund, Inc. - Class F3	18,723,483
780,645	American Funds - The Growth Fund of America - Class F3	42,740,294
342,402	American Funds - The Investment Company of America - Class F3	12,901,691
216,571	American Funds - The New Economy Fund - Class F2	10,339,107
217,954	American Funds - New Perspective Fund - Class F2	10,387,707
		199,581,143
	Total Investment Companies (Cost $599,617,797)	743,721,786

	SHORT TERM INVESTMENTS - 1.04%
	Money Market Funds - 1.04%
7,845,909	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 0.12%, (b)	7,845,909
	Total Short Term Investments (Cost $7,845,909)	7,845,909

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 21.48%
	Investments Purchased with Proceeds from Securities Lending - 21.48%
161,552,526	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 0.33% (b)	161,552,526
	Total Investments Purchased with Proceeds from Securities Lending (Cost $161,552,526)	161,552,526

	Total Investments (Cost $769,016,232) - 121.42%	913,120,221
	Liabilities in Excess of Other Assets - (21.42)%	(161,108,144)
	TOTAL NET ASSETS - 100.00%	$752,012,077

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of June 30, 2020.